Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid insurance	$ 1,920	$ 206
Prepaid expenses	893	694	$ 967
Receivable from contract manufacturer	1,241	1,521
Security deposit	43	20
Total prepaid and other current assets	$ 4,097	2,441	$ 967
Security deposit		20
Receivable from contract manufacturer		$ 1,521